Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
INVENTORIES

NOTE 12. INVENTORIES

Inventories consist of the following:

	Consolidated
	December 31, 2023 US$	December 31, 2022 US$
Finished goods – Halal products	98,304	350,252
Finished goods – displays and other products	4,600,000	4,600,000
Provision for inventories	(1,701,340)	(755,175)
	2,996,964	4,195,077